Revenue and Geography Information	12 Months Ended
Mar. 31, 2024
Revenue and Geography Information [Abstract]
REVENUE AND GEOGRAPHY INFORMATION

NOTE 16 — REVENUE AND GEOGRAPHY INFORMATION

	Year ended March 31,
	2023	2024
	RMB	RMB
OEM/ODM	197,564	172,156
In-house brand	-	-
Total	197,564	172,156

The Company’s sales breakdown based on location of customers is as follows:

	Year ended March 31,
	2023	2024
	RMB	RMB
Mainland China	82,481	106,216
Hong Kong	14,228	-
India	-	-
Africa	39,515	21,478
The United States	18,158	15,415
Mexico	26,199	8,465
South America	951	14,431
Others	16,032	6,151
Total	197,564	172,156

The location of the Company’s long-lived assets is as follows:

	As of March 31,
	2023	2024
	RMB	RMB
PRC	74,438	70,429
Mexico	3	3
Total	74,441	70,432

Pursuant to ASC 280-10-50-41, the other non-current assets of RMBnil and RMB0.2 million, and the intangible assets, net of RMB1.8 million and RMB0.7 million were excluded from long-lived assets as of March 31, 2023 and 2024 respectively.